Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock options activity
	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2020 — Options outstanding	2,671,738	$0.01	$0.02	9.24	$27,000
Granted	—	—	—
Exercised	561,413	0.02	0.02
Forfeited	271,566	0.03	0.04
December 31, 2021 — Options outstanding	1,838,759	$0.02	$0.02	8.22	$5,756,797
December 31, 2021 — Options vested and exercisable	482,868	$0.02	$0.02	7.99	$1,511,159

Schedule of assumptions utilized by the Company to record compensation expense
December 31, 2020
Expected dividend yield	0%
Stock price volatility	55% – 80%
Expected term	6 to 7 years
Risk-free interest rate	0.60% – 3.06%
Grant-date fair value	$0.02 – $0.05

Schedule of RSU activity
	RSU’s	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2020 — RSU outstanding	—	—	$—
Granted	2,150,923	3.56	7,652,927
Vested	285,603	3.31	944,579
Forfeited	20,500	3.31	64,130
December 31, 2021 — RSU outstanding	1,844,820	3.60	$5,811,183

Schedule of company recognized stock-based compensation expense in the consolidated statements of operations and comprehensive income (loss)
	December 31, 2021	December 31, 2020
Research and development	$361	$—
Sales and marketing	108	—
General and administrative	1,189	15
Total	$1,658	$15